AVAILABLE-FOR-SALE MARKETABLE SECURITIES-for-sale marketable securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 48,630	$ 26,455
Gross unrealized gain	33	15
Gross unrealized loss	0	0
Fair value	48,663	26,470
Available-for-sale securities matures within one year [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	48,630	26,455
Gross unrealized gain	33	15
Gross unrealized loss	0	0
Fair value	$ 48,663	$ 26,470